Goodwill & Other Intangible Assets Intangible Assets (Tables)	12 Months Ended
Feb. 24, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
A summary of the changes in goodwill during the years ended February 24, 2023 and February 25, 2022, by reportable segment, is as follows:

Goodwill	Americas	International	Total
Balance as of February 26, 2021	$218.1	$—	$218.1
Acquisition (1)	—	25.8	25.8
Currency translation adjustments	(0.2)	(0.9)	(1.1)
Goodwill	244.5	319.8	564.3
Accumulated impairment losses	(26.6)	(294.9)	(321.5)
Balance as of February 25, 2022	$217.9	$24.9	$242.8
Acquisition (1) (2)	36.6	0.2	36.8
Goodwill on divestiture (3)	(0.9)	—	(0.9)
Currency translation adjustments	(0.5)	(1.4)	(1.9)
Reallocation of goodwill (4)	15.2	(15.2)	—
Goodwill	294.9	303.4	598.3
Accumulated impairment losses	(26.6)	(294.9)	(321.5)
Balance as of February 24, 2023	$268.3	$8.5	$276.8
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(1)In 2022, we acquired Viccarbe resulting in a goodwill addition in the International segment. The purchase accounting was finalized in 2023. See Note 19 for additional information.
(2)In 2023, we acquired HALCON resulting in a goodwill addition in the Americas segment. See Note 19 for additional information.
(3)In 2023, we sold a consolidated dealer, resulting in a decrease to goodwill in the Americas segment.
(4)In 2023, we reallocated $15.2 of goodwill from the International segment to the Americas segment corresponding to a portion of the goodwill recognized in the acquisition of Viccarbe. The reallocation was triggered by changes in our management structure and allocation of resources to the Viccarbe business post-acquisition. The amount of the reallocation was based on the relative fair value of the Viccarbe business reported within the Americas segment. We performed an impairment test immediately prior to and subsequent to the reallocation of goodwill to assess for impairment and concluded no impairment existed.

Intangible Assets Disclosure [Table Text Block]
As of February 24, 2023 and February 25, 2022, other intangible assets and related accumulated amortization consisted of the following:

Other Intangible Assets	February 24, 2023				February 25, 2022
	Weighted Average Useful Life (Years)	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Intangible assets subject to amortization:
Dealer relationships (1) (2)	10.8	$83.8	$27.6	$56.2	$61.4	$20.0	$41.4
Trademarks (1) (2)	8.9	59.6	30.6	29.0	47.4	24.5	22.9
Know-how/designs (1) (2)	9.0	35.5	11.8	23.7	24.2	8.5	15.7
Proprietary technology	9.9	15.8	14.3	1.5	15.8	13.9	1.9
Other (2) (3) (4)	3.8	14.0	13.3	0.7	23.0	19.5	3.5
		208.7	97.6	111.1	171.8	86.4	85.4
Intangible assets not subject to amortization:
Trademarks and other	n/a	0.1	—	0.1	0.1	—	0.1
		$208.8	$97.6	$111.2	$171.9	$86.4	$85.5
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(1)In 2022, we acquired Viccarbe, resulting in an increase of intangible assets in the International segment. See Note 19 for additional information.
(2)In 2023, we acquired HALCON, resulting in an increase of intangible assets in the Americas segment. See Note 19 for additional information.
(3)In 2023, we sold a consolidated dealer, resulting in a decrease of intangible assets in the Americas segment.
(4)In 2023, we wrote off certain fully amortized assets as they were no longer in use, resulting in a decrease of intangible assets in the Americas and International segments.

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	Based on the current amount of intangible assets subject to amortization, the estimated amortization expense for each of the following five years is as follows:

Fiscal Year Ending in February	Amount
2024	$17.1
2025	17.4
2026	17.1
2027	16.9
2028	13.7
$82.2
Future events, such as acquisitions, divestitures or impairments, may cause these amounts to vary.
The fair values of the purchased intangible assets are being amortized on a straight-line basis over their useful lives. The following table summarizes the estimated future amortization expense for the next five years as of February 24, 2023:

Fiscal Year Ending in February	Amount
2024	$1.1
2025	1.1
2026	1.1
2027	1.1
2028	1.1
$5.5
The fair values of the purchased intangible assets are being amortized on a straight-line basis over their useful lives. The following table summarizes the estimated future amortization expense for the next five years as of February 24, 2023:

Fiscal Year Ending in February	Amount
2024	$5.0
2025	5.1
2026	5.0
2027	5.0
2028	5.0
$25.1